STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-In Capital	Deficit	Total
Beginning Balance at Jul. 31, 2012	$ 61,800	$ (12,600)	$ (212,136)	$ (162,936)
Beginning Balance, in shares at Jul. 31, 2012	61,800,000
Stock issued for mineral property	1,600	282,400		284,000
Stock issued for mineral property, in shares	600,000
Loss for the period			(679,789)	(679,789)
Ending Balance at Jul. 31, 2013	63,400	269,800	(891,925)	(558,725)
Ending Balance, in shares at Jul. 31, 2013	63,400,000
Loss for the period			(157,730)	(157,730)
Ending Balance at Jul. 31, 2014	$ 63,400	$ 269,800	$ (1,049,655)	$ (716,455)
Ending Balance, in shares at Jul. 31, 2014	63,400,000